INVESTMENT PROPERTIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year	$ 1,581,689
Gains on valuation	55,573		$ 149,299		$ 150,176
Balance at the end of the period	1,657,409	[1]	1,581,689
Investment property [member]
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year	1,581,689	[1]	1,505,046
Acquisitions	92,102		29,034
Sales/Write-offs	(71,955)		(72,682)
Classified to Assets held for sale	0		(29,008)
Gains on valuation	55,573		149,299
Balance at the end of the period	$ 1,657,409		$ 1,581,689	[1]	$ 1,505,046

[1]	Corresponds to the change in the commercial estimate of real estate due to the change in the consumer price index (IPC).